Related Parties - Executive Directors' and Prescribed Officers' Remuneration (Details) R in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) R / shares	Dec. 31, 2019 ZAR (R) R / shares	Dec. 31, 2018 USD ($) R / shares	Dec. 31, 2017 USD ($) R / shares
Disclosure of transactions between related parties [line items]
Single total figure of remuneration | $	$ 2,072,500		$ 2,053,000	$ 1,748,000
Convenience conversation average exchange rate | R / shares	14.445	14.445	13.247	13.301
Executive Directors
Disclosure of transactions between related parties [line items]
Pension scheme benefits		R 5,427
Once-off relocation costs		2,726
Cash in lieu of dividends		336
Other benefits		3,471
Single total figure of remuneration	$ 11,365,000	164,175	$ 11,117,000	$ 2,190,000
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Pension scheme benefits		4,648
Once-off relocation costs		2,726
Cash in lieu of dividends		142
Other benefits		2,578
Single total figure of remuneration	6,268,000	90,544	7,570,000	0
KC Ramon
Disclosure of transactions between related parties [line items]
Pension scheme benefits		779
Once-off relocation costs		0
Cash in lieu of dividends		194
Other benefits		893
Single total figure of remuneration	5,097,000	73,631	3,547,000	2,190,000
Total prescribed officers
Disclosure of transactions between related parties [line items]
Pension scheme benefits		8,802
Once-off relocation costs		2,405
Cash in lieu of dividends		813
Other benefits		10,499
Single total figure of remuneration	25,934,000	374,615	20,855,000	11,916,000
SD Bailey
Disclosure of transactions between related parties [line items]
Pension scheme benefits		0
Once-off relocation costs		0
Cash in lieu of dividends		37
Other benefits		1,160
Single total figure of remuneration	2,190,000	31,640	0	0
CE Carter
Disclosure of transactions between related parties [line items]
Pension scheme benefits		5,524
Once-off relocation costs		0
Cash in lieu of dividends		0
Other benefits		2,277
Single total figure of remuneration	733,000	10,592	3,719,000	2,322,000
PD Chenard
Disclosure of transactions between related parties [line items]
Pension scheme benefits		0
Once-off relocation costs		1,270
Cash in lieu of dividends		0
Other benefits		1,729
Single total figure of remuneration	3,292,000	47,550	0	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Pension scheme benefits		251
Once-off relocation costs		0
Cash in lieu of dividends		163
Other benefits		611
Single total figure of remuneration	4,742,000	68,492	3,286,000	2,096,000
L Eybers
Disclosure of transactions between related parties [line items]
Pension scheme benefits		251
Once-off relocation costs		1,135
Cash in lieu of dividends		64
Other benefits		2,310
Single total figure of remuneration	4,659,000	67,296	2,511,000	1,680,000
DC Noko
Disclosure of transactions between related parties [line items]
Pension scheme benefits		117
Once-off relocation costs		0
Cash in lieu of dividends		17
Other benefits		1,110
Single total figure of remuneration	174,000	2,509	2,846,000	1,642,000
S Ntuli
Disclosure of transactions between related parties [line items]
Pension scheme benefits		631
Once-off relocation costs		0
Cash in lieu of dividends		36
Other benefits		343
Single total figure of remuneration	2,565,000	37,055	0	0
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Pension scheme benefits		958
Once-off relocation costs		0
Cash in lieu of dividends		169
Other benefits		68
Single total figure of remuneration	3,868,000	55,874	2,833,000	1,637,000
CB Sheppard
Disclosure of transactions between related parties [line items]
Pension scheme benefits		160
Once-off relocation costs		0
Cash in lieu of dividends		169
Other benefits		830
Single total figure of remuneration	197,000	2,846	2,961,000	1,413,000
TR Sibisi
Disclosure of transactions between related parties [line items]
Pension scheme benefits		910
Once-off relocation costs		0
Cash in lieu of dividends		158
Other benefits		61
Single total figure of remuneration	$ 3,514,000	50,761	$ 2,699,000	$ 1,126,000
ZAR denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base salary		5,585
ZAR denominated | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Base salary		0
ZAR denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base salary		5,585
ZAR denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base salary		24,249
ZAR denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base salary		3,879
ZAR denominated | CE Carter
Disclosure of transactions between related parties [line items]
Base salary		0
ZAR denominated | PD Chenard
Disclosure of transactions between related parties [line items]
Base salary		2,933
ZAR denominated | GJ Ehm
Disclosure of transactions between related parties [line items]
Base salary		0
ZAR denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base salary		1,377
ZAR denominated | DC Noko
Disclosure of transactions between related parties [line items]
Base salary		869
ZAR denominated | S Ntuli
Disclosure of transactions between related parties [line items]
Base salary		4,607
ZAR denominated | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Base salary		4,481
ZAR denominated | CB Sheppard
Disclosure of transactions between related parties [line items]
Base salary		1,159
ZAR denominated | TR Sibisi
Disclosure of transactions between related parties [line items]
Base salary		4,944
USD/AUD denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base salary		22,589
USD/AUD denominated | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Base salary		18,608
USD/AUD denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base salary		3,981
USD/AUD denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base salary		35,586
USD/AUD denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base salary		2,560
USD/AUD denominated | CE Carter
Disclosure of transactions between related parties [line items]
Base salary		2,791
USD/AUD denominated | PD Chenard
Disclosure of transactions between related parties [line items]
Base salary		3,900
USD/AUD denominated | GJ Ehm
Disclosure of transactions between related parties [line items]
Base salary		9,074
USD/AUD denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base salary		7,945
USD/AUD denominated | DC Noko
Disclosure of transactions between related parties [line items]
Base salary		396
USD/AUD denominated | S Ntuli
Disclosure of transactions between related parties [line items]
Base salary		2,871
USD/AUD denominated | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Base salary		3,184
USD/AUD denominated | CB Sheppard
Disclosure of transactions between related parties [line items]
Base salary		528
USD/AUD denominated | TR Sibisi
Disclosure of transactions between related parties [line items]
Base salary		R 2,337
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Vesting period	5 years	5 years
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R 90,977
Deferred Share Plan (DSP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		61,842
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		29,135
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		148,078
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		18,087
Deferred Share Plan (DSP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Deferred Share Plan (DSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		18,362
Deferred Share Plan (DSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		25,329
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		25,054
Deferred Share Plan (DSP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Deferred Share Plan (DSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		21,041
Deferred Share Plan (DSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		20,567
Deferred Share Plan (DSP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Deferred Share Plan (DSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R 19,638
Co-investment Plan (CIP)
Disclosure of transactions between related parties [line items]
Performance period	3 years	3 years
Co-investment Plan (CIP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R 33,064
Co-investment Plan (CIP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		33,064
Co-investment Plan (CIP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		124,827
Co-investment Plan (CIP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		5,917
Co-investment Plan (CIP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		33,064
Co-investment Plan (CIP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		29,160
Co-investment Plan (CIP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		7,526
Co-investment Plan (CIP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		26,447
Co-investment Plan (CIP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		22,713
Share Sign On Incentive | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		19,356
Share Sign On Incentive | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		19,356
Share Sign On Incentive | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, Cash Settled | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R 6,330
Percentage payable upfront	50.00%	50.00%
Share Sign On Incentive, Share Settled | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R 13,030
Vesting period	2 years	2 years